ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Accounts receivable	215,768	423,738	67,325
Allowance for doubtful accounts	(1,523)	(3,032)	(482)

Accounts receivable, net	214,245	420,706	66,843

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Balance at the beginning of the year	529	1,523	242
Additions charged to bad debt expense	994	1,509	240

Balance at the end of the year	1,523	3,032	482

Five customers accounted for 42% of gross accounts receivable as of December 31, 2011 (2010: 42%) with 13%, 10%, 9%, 5% and 5%, respectively.